Financial Instruments - Schedule of Company's Financial Assets and Liabilities (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Trading
Cash and cash equivalents	$ 974	$ 2,863	$ 1,249
Investment in ABCP	60	73
Equity investments		4
Trading Securities	1,034	2,940
Held-to-maturity investments
Severance investments	3	3
Loans and receivables
Accounts receivable	6,165	5,439
Long-term receivables included in other assets [note 14]	229	87
Total	6,394	5,526
Other financial liabilities
Short term borrowings	623	25
Long-term debt (including portion due within one year)	2,533	2,538
Accounts payable	5,430	4,746
Total	8,586	7,309
Derivatives designated as effective hedges, measured at fair value, Assets	18	31
Derivatives designated as effective hedges, measured at fair value, Liabilities	(195)	(343)
Liabilities, Net Amounts	(178)	(313)
Foreign Exchange Contract [Member]
Other financial liabilities
Liabilities, Net Amounts	(177)	(312)
Prepaid Expenses and Other [Member] | Foreign Exchange Contract [Member]
Other financial liabilities
Derivatives designated as effective hedges, measured at fair value, Assets	12	27
Other Assets [Member] | Foreign Exchange Contract [Member]
Other financial liabilities
Derivatives designated as effective hedges, measured at fair value, Assets	6	4
Other Accrued Liabilities [Member] | Foreign Exchange Contract [Member]
Other financial liabilities
Derivatives designated as effective hedges, measured at fair value, Liabilities	(134)	(191)
Other Long-term Liabilities [Member] | Foreign Exchange Contract [Member]
Other financial liabilities
Derivatives designated as effective hedges, measured at fair value, Liabilities	(61)	(152)
Bank Indebtedness [Member]
Other financial liabilities
Short term borrowings	8	$ 25
Commercial Paper [Member]
Other financial liabilities
Short term borrowings	$ 615